Stock-based Compensation - Restricted Stock Units (Details) - Restricted stock units - USD ($) $ / shares in Units, $ in Millions				9 Months Ended	12 Months Ended
	Sep. 27, 2022	Jan. 01, 2022	Jul. 22, 2021	Sep. 30, 2022	Dec. 31, 2021
Shares
Unvested RSUs, Beginning balance (in shares)		34,227		34,227
Shares, Granted (in shares)			3,610,572	4,009	72,212
Shares, Vested (in shares)		(12,443)	(7,603)	(20,814)	(37,986)
Shares, Cancelled/Forfeited (in shares)	(12,443)			(11,651)
Non-vested RSUs, Ending balance (in shares)				5,771	34,227
Weighted Average Grant Date Fair Value
Unvested RSUs, Beginning balance (in dollars per share)		$ 218.00		$ 218.00
Weighted Average Grant Date Fair Value, Granted (in dollars per share)				59.00	$ 218.00
Weighted Average Grant Date Fair Value, Vested (in dollars per share)				214.00	218.00
Weighted Average Grant Date Fair Value, Cancelled/Forfeited (in dollars per share)				188.00
Non-vested RSUs, Ending balance (in dollars per share)				$ 181.50	$ 218.00
Additional disclosures
Shares, Cancelled	12,443			11,651
Vested and undistributed				310	957
Unrecognized compensation costs				$ 1.0	$ 4.6
Recognition period				1 year 9 months 18 days	2 years